VARIFLEX AND VARIFLEX ES
================================================================================
1998 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

                    A MESSAGE FROM THE CHAIRMAN OF THE BOARD

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales.

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Variflex Variable Annuity contractowners and participants. This report is not authorized for distribution to prospective purchasers of Variflex unless it is preceded or accompanied by an effective prospectus.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS


THE CONTRACT OWNERS OF VARIFLEX
AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY


We have audited the accompanying balance sheet of Variflex (the Account) (comprised of the individual series indicated therein) as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of Variflex at December 31, 1998, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 5, 1999

VARIFLEX
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:
  SBL Fund:
    Series A (Growth Series) - 30,949,747 shares at net asset
      value of $34.27 per share (cost, $855,261)...................   $1,060,649
    Series B (Growth-Income Series) - 27,183,841 shares at
      net asset value of $39.68 per share (cost, $993,684).........    1,078,657
    Series C (Money Market Series) - 6,930,057 shares at net
      asset value of $12.53 per share (cost, $86,005)..............       86,834
    Series D (Worldwide Equity Series) - 44,633,381 shares at
      net asset value of $6.74 per share (cost, $282,120)..........      300,829
    Series E (High-Grade Income Series) - 9,664,090 shares at
      net asset value of $12.42 per share (cost, $117,048).........      120,028
    Series J (Emerging Growth Series) - 9,955,342 shares at
      net asset value of $22.51 per share (cost, $196,035).........      224,096
    Series K (Global Aggressive Bond Series) - 799,113 shares
      at net asset value of $9.56 per share (cost, $8,306).........        7,638
    Series M (Specialized Asset Allocation Series) - 2,324,547
      shares at net asset value of $12.87 per share (cost, $28,647)       29,917
    Series N (Managed Asset Allocation Series) - 2,759,166 shares
      at net asset value of $16.01 per share (cost, $38,780).......       44,175
    Series O (Equity Income Series) - 6,995,662 shares at net
      asset value of $18.35 per share (cost, $118,124).............      128,370
    Series S (Social Awareness Series) - 4,373,709 shares at
      net asset value of $28.40 per share (cost, $92,169)..........      124,214
Mortality guarantee receivable.....................................           24
                                                                       ---------
Total assets.......................................................   $3,205,431
                                                                       =========

                            See accompanying notes.

NET ASSETS

Net assets are represented by (NOTE 3):
                                     NUMBER     UNIT
                                    OF UNITS    VALUE      AMOUNT
                                   --------------------------------
Growth Series:
  Accumulation units.............. 14,662,538   $72.10   $1,057,188
  Annuity reserves................     48,182    72.10        3,474   $1,060,662
                                                          ---------
Growth-Income Series:
  Accumulation units.............. 17,378,878    61.86    1,074,978
  Annuity reserves................     59,500    61.86        3,680    1,078,658
                                                          ---------
Money Market Series:
  Accumulation units..............  4,383,329    19.72       86,421
  Annuity reserves................     20,961    19.72          413       86,834
                                                          ---------
Worldwide Equity Series:
  Accumulation units.............. 16,573,512    18.11      300,118
  Annuity reserves................     39,280    18.11          711      300,829
                                                          ---------
High-Grade Income Series:
  Accumulation units..............  4,741,368    25.16      119,278
  Annuity reserves................     29,983    25.16          754      120,032
                                                          ---------
Emerging Growth Series:
  Accumulation units..............  8,921,797    24.90      222,174
  Annuity reserves................     77,163    24.90        1,922      224,096
                                                          ---------
Global Aggressive Bond Series:
  Accumulation units..............    578,471    13.20        7,633
  Annuity reserves................        373    13.20            5        7,638
                                                          ---------
Specialized Asset
Allocation Series:
  Accumulation units..............  2,130,273    14.01       29,848
  Annuity reserves................      4,936    14.01           69       29,917
                                                          ---------
Managed Asset Allocation Series:
  Accumulation units..............  2,690,168    16.26       43,735
  Annuity reserves................     27,061    16.26          440       44,175
                                                          ---------
Equity Income Series:
  Accumulation units..............  6,797,102    18.83      128,011
  Annuity reserves................     19,179    18.83          361      128,372
                                                          ---------
Social Awareness Series:
  Accumulation units..............  4,189,028    29.50      123,597
  Annuity reserves................     21,032    29.50          621      124,218
                                                          ---------    ---------
Total net assets..................                                    $3,205,431
                                                                       =========

                            See accompanying notes.

VARIFLEX
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                                                                HIGH-
                                                                          GROWTH-       MONEY      WORLDWIDE    GRADE      EMERGING
                                                            GROWTH        INCOME        MARKET      EQUITY      INCOME      GROWTH
                                                            SERIES        SERIES        SERIES      SERIES      SERIES      SERIES
                                                          --------------------------------------------------------------------------
Dividend distributions..................................  $    4,720    $   18,521    $   4,372    $  3,672    $  7,002    $  1,189
Expenses (NOTE 2):
  Mortality and expense risk fee........................     (10,942)      (13,400)      (1,198)     (3,345)     (1,389)     (2,359)
  Administrative fee....................................        (447)       (1,321)        (122)        (48)       (245)        (20)
                                                          --------------------------------------------------------------------------
Net investment income (loss)............................      (6,669)        3,800        3,052         279       5,368      (1,190)

Capital gains distributions.............................      60,247       117,649          ---      21,009           1      19,867
Realized gain (loss) on investments.....................      94,021        77,787         (206)     14,535        (978)     11,657
Unrealized appreciation (depreciation) on investments...      53,960      (134,976)         845      11,453       2,512       3,171
                                                          --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments..     208,228        60,460          639      46,997       1,535      34,695
                                                          --------------------------------------------------------------------------
Net increase in net assets resulting from operations....     201,559        64,260        3,691      47,276       6,903      33,505
Net assets at beginning of year.........................     814,195     1,093,948       67,920     252,695     117,810     187,774
Variable annuity deposits (NOTES 2 AND 3)...............     282,099       169,655      254,348      96,362      77,634      69,168
Terminations and withdrawals (NOTES 2 AND 3)............    (235,347)     (248,805)    (237,571)    (95,281)    (81,192)    (65,788)
Annuity payments (NOTES 2 AND 3)........................      (1,852)         (419)      (1,547)       (223)     (1,124)       (563)
Net mortality guarantee transfer........................           8            19           (7)        ---           1         ---
                                                          --------------------------------------------------------------------------
Net assets at end of year...............................  $1,060,662    $1,078,658    $  86,834    $300,829    $120,032    $224,096
                                                          ==========================================================================

                            See accompanying notes.

                                                            GLOBAL        SPECIALIZED       MANAGED
                                                          AGGRESSIVE         ASSET           ASSET           EQUITY         SOCIAL
                                                             BOND         ALLOCATION       ALLOCATION        INCOME        AWARENESS
                                                            SERIES           SERIES          SERIES          SERIES         SERIES
                                                          --------------------------------------------------------------------------
Dividend distributions..................................   $   730         $   624          $   407         $  1,512       $    218
Expenses (NOTE 2):
  Mortality and expense risk fee........................      (100)           (363)            (364)          (1,401)        (1,138)
  Administrative fee....................................       (24)            (20)             (22)            (138)           (41)
                                                          --------------------------------------------------------------------------
Net investment income (loss)............................       606             241               21              (27)          (961)

Capital gains distributions.............................       134           1,558              254            3,658          2,392
Realized gain (loss) on investments.....................      (273)          1,071            1,615            8,677          8,159
Unrealized appreciation (depreciation) on investments...       (74)            261            3,274           (4,469)        16,195
                                                          --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments..      (213)          2,890            5,143            7,866         26,746
                                                          --------------------------------------------------------------------------
Net increase in net assets resulting from operations....       393           3,131            5,164            7,839         25,785
Net assets at beginning of year.........................     7,991          29,765           21,161           94,439         78,416
Variable annuity deposits (NOTES 2 AND 3)...............     3,744           6,604           23,468           55,344         35,747
Terminations and withdrawals (NOTES 2 AND 3)............    (2,830)         (9,504)          (5,597)         (29,182)       (15,692)
Annuity payments (NOTES 2 AND 3)........................    (1,660)            (79)             (19)             (70)           (38)
Net mortality guarantee transfer........................       ---             ---               (2)               2            ---
                                                          --------------------------------------------------------------------------
Net assets at end of year...............................   $ 7,638         $29,917          $44,175         $128,372       $124,218
                                                          ==========================================================================

VARIFLEX
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998 AND 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION -- Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High-Grade Income Series - emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on capital appreciation).

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
   (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged T. Rowe Price Associates, Inc., to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Meridian Investment Management Corporation to provide subadvisory services for the Specialized Asset Allocation Series and Strong Capital Management, Inc. to provide subadvisory services to the Small Cap Series. Lexington Management Corporation (LMC) served as subadvisor for the Worldwide Equity Series until November 1, 1998, when LMC was replaced by OppenheimerFunds, Inc. Effective December 31, 1998, LMC resigned as subadvisor for Global Aggressive Bond Series, which will be advised by SMC.

   INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

   The cost of investments purchased and proceeds from investments sold were as follows:

                                                      COST OF        PROCEEDS
                                                     PURCHASES      FROM SALES
                                                     ---------      ----------
                                                          (IN THOUSANDS)
      Growth Series...............................   $363,460        $264,990
      Growth-Income Series........................    318,360         276,473
      Money Market Series.........................    268,091         249,812
      Worldwide Equity Series.....................    124,902         102,757
      High-Grade Income Series....................     86,856          86,174
      Emerging Growth Series......................     94,457          72,964
      Global Aggressive Bond Series...............      4,906           4,912
      Specialized Asset Allocation Series.........      9,268          10,447
      Managed Asset Allocation Series.............     24,619           6,494
      Equity Income Series........................     63,108          33,384
      Social Awareness Series.....................     39,811          18,373

   ANNUITY RESERVES -- Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves and any resulting adjustment is either charged or credited to SBL and not to the Account.

   REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

   FEDERAL INCOME TAXES -- The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

   SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

   When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

   A contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first year to 1% in the eighth year. Such charges and other contract charges totaled $1,870,879 during 1998.

3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

   Growth Series:
      Variable annuity deposits........................................    4,411
      Terminations, withdrawals, annuity payments and expense charges..    3,692

   Growth-Income Series:
      Variable annuity deposits........................................    2,809
      Terminations, withdrawals, annuity payments and expense charges..    4,163

   Money Market Series:
      Variable annuity deposits........................................   13,168
      Terminations, withdrawals, annuity payments and expense charges..   12,343

   Worldwide Equity Series:
      Variable annuity deposits........................................    5,811
      Terminations, withdrawals, annuity payments and expense charges..    5,755

   High-Grade Income Series:
      Variable annuity deposits........................................    3,175
      Terminations, withdrawals, annuity payments and expense charges..    3,401

   Emerging Growth Series:
      Variable annuity deposits........................................    3,201
      Terminations, withdrawals, annuity payments and expense charges..    2,989

   Global Aggressive Bond Series:
      Variable annuity deposits........................................      300
      Terminations, withdrawals, annuity payments and expense charges..      361

   Specialized Asset Allocation Series:
      Variable annuity deposits........................................      502
      Terminations, withdrawals, annuity payments and expense charges..      731

   Managed Asset Allocation Series:
      Variable annuity deposits........................................    1,574
      Terminations, withdrawals, annuity payments and expense charges..      379

   Equity Income Series:
      Variable annuity deposits........................................    3,055
      Terminations, withdrawals, annuity payments and expense charges..    1,640

   Social Awareness Series:
      Variable annuity deposits........................................    1,397
      Terminations, withdrawals, annuity payments and expense charges..      638